QUARTERLY FINANCIALAND COMMON STOCKDATA (UNAUDITED)	12 Months Ended
Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY FINANCIALAND COMMON STOCKDATA (UNAUDITED)

NOTE 26. QUARTERLY FINANCIAL AND COMMON STOCK DATA (UNAUDITED)

A summary of the Companies’ quarterly results of operations for the years ended December 31, 2017 and 2016 follows. Amounts reflect all adjustments necessary in the opinion of management for a fair statement of the results for the interim periods. Results for interim periods may fluctuate as a result of weather conditions, changes in rates and other factors.

DOMINION ENERGY

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
(millions, except per share amounts)
2017
Operating revenue	$3,384	$2,813	$3,179	$3,210
Income from operations	1,079	753	1,152	953
Net income including noncontrolling interests	674	417	696	1,333
Net income attributable to Dominion Energy	632	390	665	1,312
Basic EPS:
Net income attributable to Dominion Energy	1.01	0.62	1.03	2.04
Diluted EPS:
Net income attributable to Dominion Energy	1.01	0.62	1.03	2.04
Dividends declared per share	0.755	0.755	0.770	0.770
Common stock prices (intraday high-low)	$79.36 - 70.87	$81.65 - 76.17	$80.67 - 75.40	$85.30 - 75.75
2016
Operating revenue	$2,921	$2,598	$3,132	$3,086
Income from operations	841	740	1,102	765
Net income including noncontrolling interests	531	462	728	491
Net income attributable to Dominion Energy	524	452	690	457
Basic EPS:
Net income attributable to Dominion Energy	0.88	0.73	1.10	0.73
Diluted EPS:
Net income attributable to Dominion Energy	0.88	0.73	1.10	0.73
Dividends declared per share	0.700	0.700	0.700	0.700
Common stock prices (intraday high-low)	$75.18 - 66.25	$77.93 - 68.71	$78.97 - 72.49	$77.32 - 69.51

Dominion Energy’s 2017 results include the impact of the following significant item:

•	Fourth quarter results include $851 million tax benefit resulting from the remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act, partially offset by $96 million of after-tax charges associated with our equity method investments in wind-powered generation facilities

Dominion Energy’s 2016 results include the impact of the following significant item:

•	Fourth quarter results include a $122 million after-tax charge related to future ash pond and landfill closure costs at certain utility generation facilities.

VIRGINIA POWER

Virginia Power’s quarterly results of operations were as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
(millions)
2017
Operating revenue	$1,831	$1,747	$2,154	$1,824
Income from operations	653	613	847	619
Net income	356	318	459	407
2016
Operating revenue	$1,890	$1,776	$2,211	$1,711
Income from operations	514	553	914	369
Net income	263	280	503	172

Virginia Power’s 2017 results include the impact of the following significant item:

•	Fourth quarter results include a $93 million tax benefit resulting from the remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act.

Virginia Power’s 2016 results include the impact of the following significant item:

•	Fourth quarter results include a $121 million after-tax charge related to future ash pond and landfill closure costs at certain utility generation facilities.

DOMINION ENERGY GAS

Dominion Energy Gas’ quarterly results of operations were as follows:

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
(millions)
2017
Operating revenue	$490	$422	$401	$501
Income from operations	156	116	185	182
Net income	108	77	117	313
2016
Operating revenue	$431	$368	$382	$457
Income from operations	156	167	114	156
Net income	98	105	83	106

Dominion Energy Gas’s 2017 results include the impact of the following significant item:

•	Fourth quarter results include a $197 million tax benefit resulting from the remeasurement of deferred income taxes as a result of the 2017 Tax Reform Act.

There were no significant items impacting Dominion Energy Gas’ 2016 quarterly results.